Other current liabilities, Accrued Expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses [Abstract]
Accrued bonus	$ 3,602,993	$ 0
Accrued construction fees	1,284,857	0
Accrued expenses for legal and consulting fees	334,300	814,965
Accrued payroll fees	129,240	0
Other accrued expenses	551,835	0
Total Accrued expenses	5,903,225	$ 814,965
Other short-term payables	$ 4,366,802